Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have established and implemented comprehensive security policies, procedures, and system redundancies designed to reduce the vulnerability of our systems and protect the confidentiality and availability of our critical systems. We engage a managed IT service provider with a longstanding relationship with the Company since 2016 to assist us in managing cybersecurity risks. Our managed IT service provider regularly conducts comprehensive testing of our security controls and environment to assess, identify, manage, and remediate material cybersecurity risks to our information systems.
We have developed a cybersecurity risk management program that includes processes and policies related to identity and access management, incident response, employee training on cybersecurity matters, device management, and patch and vulnerability management, among others. Our managed IT service provider provides comprehensive IT consulting services, including technology, infrastructure optimization, management solutions, and productivity enhancement across all Company departments.
The Company maintains an Information Security Incident Response Plan (the "Response Plan") to address actual or potential cybersecurity incidents. The Response Plan establishes comprehensive procedures for responding to and managing Information Security Incidents. The Information Risk Committee (“IRC”) is the executive body that ultimately oversees over all Information Security Incidents. The IRC consists of the Company's Chief Financial Officer, Chief Operations Officer, a designated representative from the Company's managed IT services provider and designated outside legal counsel. The Company’s IRC provides oversight and policy guidance on physical, cyber and data security, as well as business continuity, throughout the Company’s operations. It is responsible for designing, implementing, monitoring and supporting effective physical and technical security controls for the Company’s physical assets, business systems and operational technologies. Furthermore, the Company maintains and regularly tests information technology general controls to ensure effective internal control over financial reporting. Any identified control deficiencies are promptly reported to senior management and the Audit Committee of the LPA Board.
We maintain a comprehensive cybersecurity awareness training program. This program aims to reduce organizational vulnerability through employee education and promotes cross-function of cybersecurity risk assessment. We also monitor risks relating to potential compromises of sensitive information at our third-party business partners where relevant and reevaluate the risks at these partners semi-annually. Prior to engaging third-parties, who may have access to sensitive Company or tenant information, including our local property managers and technology vendors, we conduct comprehensive security due diligence. This includes a review of security ratings, and System and Organization Controls (“SOC”) reports from current and prospective vendors. We maintain comprehensive data back-up systems and disaster recovery plans, which are regularly tested and updated to ensure business continuity in the event of a cybersecurity incident.
There can be no assurance that our cybersecurity risk management program and processes, including our policies, controls or procedures, will be fully enforced, complied with, or effective in protecting our systems and information. As of the date of this Report, we have not identified any cybersecurity threats or incidents that have materially affected or are reasonably likely to materially affect our operations, business strategy, results of operations, or financial condition. However, we cannot guarantee that such risks will not materialize in the future. We continue to face certain ongoing risks from cybersecurity threats, which, if realized, may materially affect our operations, business strategy, results of operations, or financial condition. For an additional description of our cybersecurity risks and potential related impacts on us, see the section entitled “Risk Factors – Our business and operations could suffer in the event of system failures, cybersecurity breaches, or other technological disruptions that could compromise our operational capabilities, sensitive data, and financial information, potentially resulting in significant business interruption, financial losses, and reputational damage” in this Report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have established and implemented comprehensive security policies, procedures, and system redundancies designed to reduce the vulnerability of our systems and protect the confidentiality and availability of our critical systems. We engage a managed IT service provider with a longstanding relationship with the Company since 2016 to assist us in managing cybersecurity risks. Our managed IT service provider regularly conducts comprehensive testing of our security controls and environment to assess, identify, manage, and remediate material cybersecurity risks to our information systems.
We have developed a cybersecurity risk management program that includes processes and policies related to identity and access management, incident response, employee training on cybersecurity matters, device management, and patch and vulnerability management, among others. Our managed IT service provider provides comprehensive IT consulting services, including technology, infrastructure optimization, management solutions, and productivity enhancement across all Company departments.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The LPA Board is integral to our risk oversight and fulfills its duties both as a complete board and through the Audit Committee. The LPA Board engages in risk oversight by exercising direct decision-making authority on certain significant issues and reviewing our overall business strategy, as well as indirectly through the oversight of management delegated to the various board committees. The LPA Board relies on management to highlight significant matters impacting our company. In the event of a material cybersecurity incident, the IRC would report it to the Audit Committee and LPA Board.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The LPA Board is integral to our risk oversight and fulfills its duties both as a complete board and through the Audit Committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The LPA Board engages in risk oversight by exercising direct decision-making authority on certain significant issues and reviewing our overall business strategy, as well as indirectly through the oversight of management delegated to the various board committees. The LPA Board relies on management to highlight significant matters impacting our company. In the event of a material cybersecurity incident, the IRC would report it to the Audit Committee and LPA Board.

Cybersecurity Risk Role of Management [Text Block]	actual or potential cybersecurity incidents. The Response Plan establishes comprehensive procedures for responding to and managing Information Security Incidents. The Information Risk Committee (“IRC”) is the executive body that ultimately oversees over all Information Security Incidents. The IRC consists of the Company's Chief Financial Officer, Chief Operations Officer, a designated representative from the Company's managed IT services provider and designated outside legal counsel. The Company’s IRC provides oversight and policy guidance on physical, cyber and data security, as well as business continuity, throughout the Company’s operations. It is responsible for designing, implementing, monitoring and supporting effective physical and technical security controls for the Company’s physical assets, business systems and operational technologies. Furthermore, the Company maintains and regularly tests information technology general controls to ensure effective internal control over financial reporting. Any identified control deficiencies are promptly reported to senior management and the Audit Committee of the LPA Board.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our third-party managed IT service provider submits monthly reports to our Chief Financial Officer on cybersecurity matters, including associated risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
LPA’s CFO, COO, and designated team leader for our managed IT services provider collectively lead our IRC. They possess relevant degrees and certifications in Information Technology and Security and more than 10 years of experience in roles related to IT Security. In addition to leading LPA’s cybersecurity training and awareness programs, they actively participate in various third-party industry conferences and training sessions.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our third-party managed IT service provider submits monthly reports to our Chief Financial Officer on cybersecurity matters, including associated risks. Our CFO plays a key role in overseeing information security procedures and provides a quarterly report to the LPA Board on information security issues.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true